REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	6 Months Ended
Jun. 30, 2022
Noncontrolling Interest [Abstract]
Schedule of Redeemable Non-controlling Interests
	Period Ended
	June 30, 2022	December 31, 2021
Balance as of the beginning of the year	$90,478	$75,322
Net Income (Loss)	(38)	6,200
Other Comprehensive Income - Translation adjustment	(160)	(211)
Conversion of AU10TIX shares A-1 into new series A	-	9,057
Stock-based compensation	-	110
Balance as of the end of the year	$90,280	$90,478